091-16063

For Internal Use Only
Sec File No. 9-

Submit 1 Original
and 9 Copies

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SECURITIES AND EXCHANGE COMMISSION
RECEIVED
JUL - 2 2013
DIVISION OF TRADING & MARKETS

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
Chicago Stock Exchange
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
Trust
3. Class of New Derivative Securities Product:
Ownership of the Trust
4. Name of Underlying Instrument:
Horizons S&P 500 Covered Call ETF
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
Narrow-Based
6. Ticker Symbol(s) of New Derivative Securities Product:
HSPX
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
Various
8. Settlement Methodology of New Derivative Securities Product:
See Prospectus
9. Position Limits of New Derivative Securities Product (if applicable):
See Prospectus

13005693

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:
Steven I. Givot

Title:
Vice-President - Strategy and Product Management

Telephone Number:
(312) 663-2261

Manual Signature of Official Responsible for Form:

Date:
JUNE 27, 2013

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	JUL 02 2013

CHX

Chicago Stock Exchange

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
JUL - 2 2013
DIVISION OF TRADING & MARKETS

June 27, 2013

By UPS

Ms. Gayle S. Jackson
Division of Trading and Markets
Securities and Exchange Commission
100 F Street NE – Stop 7010
Washington, DC 20549

Re: Forms 19b-4(e) for various exchange traded products

Dear Ms. Jackson:

Pursuant to Rule 19b-4(e) of the Securities Exchange Act of 1934, I enclose for filing an original and four copies of the Forms 19b-4(e) relating to the following exchange traded products:

BXUC	Barclays Long C Leveraged ETN's Linked to the S&P 500 due 11/20/14
CSCB	Credit Suisse Commodity Benchmark ETN
CSCR	Credit Suisse Commodity Rotation ETN
FINF	ProShares Short 30 Year Treasury Inflation Protected Securities/Treasury Yield Spread
HSPX	Horizons S&P 500 Covered Call ETF
ICOL	iShares Morgan Stanley Capital International Colombia Capped ETF
MDIV	First Trust Multi-Asset Diversified Income Index Fund
NAGS	Teucrium natural Gas Fund
ONEF	Russell Equity ETF
PCEF	PowerShares CEF Income Composite Portfolio
PEX	ProShares Global Listed Private Equity ETF
PFEM	PowerShares Fundamental Emerging Markets Local Debt Portfolio
PFIG	PowerShares Fundamental Investment Grade Corporate Bond Portfolio
PFXF	Market Vectors Preferred Securities ex Financials
PGHY	PowerShares Global Short Term High Yield Bond Portfolio
PHDG	PowerShares S&P 500 Downside Hedged Portfolio
PICB	PowerShares International Corporate Bond Portfolio
PSK	SPDR Wells Fargo Preferred Stock ETF
PXLG	PowerShares Fundamental Pure Large Growth Portfolio
PXLV	PowerShares Fundamental Pure Large Value Portfolio
QAI	IQ Hedge Multi-Strategy Tracker ETF
RINF	ProShares 30 Year Treasury Inflation Protected Securities/Treasury Yield Spread)
TDIV	First Trust NASDAQ Technology Dividend Index Fund

Act Securities Exchange Act of 1934
Section 19b-4
Public Availability: JUL 0 2 2013

If you have any questions about this filing, please contact me at (312) 663-2261.

Sincerely,

Steven I. Givot
Vice President – Strategy and Product Management

Enclosures